Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 62,416,550
Previously Paid Amount	0.00
Total Fee Amount	8,619.73
Total Offset Amount	0.00
Net Fee	8,619.73
Narrative - Max Aggregate Offering Price	$ 62,416,550
Final Prospectus	true